DISCONTINUED OPERATIONS - Consolidated statements of operations of discontinued operations of HJ (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
DISCONTINUED OPERATIONS
Net revenues	$ 4,493,424	$ 2,649,432	$ 8,869,803	$ 5,278,562	$ 10,333,558	$ 5,764,963
Cost of net revenues	2,157,349	1,536,703	4,540,488	3,552,396	6,789,314	3,828,496
Gross profit	2,336,075	1,112,729	4,329,315	1,726,166	3,544,244	1,936,467
Operating expenses:
General and administrative	4,074,051	4,243,031	8,380,063	8,073,621	14,067,681	16,149,510
Sales and marketing	1,097,326	1,372,568	2,036,677	2,230,087	4,018,985	3,269,710
Distribution	242,214	221,925	512,399	424,773	611,569	489,371
Change in fair value of contingent consideration	(10,698,475)	5,920,919	(10,698,475)	7,121,240	564,303	8,764,460
Total operating expenses	(5,284,884)	11,758,443	230,664	17,849,721	24,765,633	32,073,050
Income (loss) from operations	7,620,959	(10,645,714)	4,098,651	(16,123,555)	(21,221,389)	(30,136,583)
Other income (expense):
Interest expense	(1,086,889)	(2,173,769)	(2,951,487)	(3,730,612)	(8,961,410)	(3,619,093)
Other non-operating income (expenses)	2,240	3,336,963	(676,749)	2,653,375	3,068,080	1,321,472
Total other income (expense), net	(1,084,649)	1,163,194	(3,628,236)	(1,077,237)	(5,893,330)	(2,297,621)
Income tax benefit (provision)						1,100,120
Net income (loss) from discontinued operations	$ (1,492,050)	$ (51,404)	$ (1,562,503)	$ (166,074)	$ (10,928,643)	$ (1,023,873)
Weighted average common shares outstanding - basic	246,809	14,329	236,824	9,836	30,852	3,052
Weighted average common shares outstanding -diluted	834,604	14,329	824,619	9,836	30,852	3,052
Net income (loss) from discontinued operations per common share - basic	$ (6.05)	$ (3.59)	$ (6.60)	$ (16.88)
Net income (loss) from discontinued operations per common share - diluted	$ (6.05)	$ (3.59)	$ (6.60)	$ (16.88)
Harper & Jones, LLC
DISCONTINUED OPERATIONS
Net revenues	$ 686,627	$ 1,089,569	$ 1,405,482	$ 1,892,849
Cost of net revenues	292,107	328,915	565,621	605,413
Gross profit	394,520	760,654	839,861	1,287,436
Operating expenses:
General and administrative	189,751	449,508	520,582	896,873
Sales and marketing	169,875	332,723	346,167	515,775
Total operating expenses	359,626	782,231	866,749	1,412,648
Income (loss) from operations	34,894	(21,577)	(26,888)	(125,212)
Other income (expense):
Interest expense	(3,003)	(29,828)	(11,675)	(40,862)
Loss on disposition of business	(1,523,940)		(1,523,940)
Total other income (expense), net	(1,526,944)	(29,828)	(1,535,615)	(40,862)
Income tax benefit (provision)	0		0
Net income (loss) from discontinued operations	$ (1,492,050)	$ (51,404)	$ (1,562,503)	$ (166,074)
Weighted average common shares outstanding - basic	246,809	14,329	236,824	9,836
Weighted average common shares outstanding -diluted	834,604	14,329	824,619	9,836
Net income (loss) from discontinued operations per common share - basic	$ (6.05)	$ (3.59)	$ (6.60)	$ (16.88)
Net income (loss) from discontinued operations per common share - diluted	$ (6.05)	$ (3.59)	$ (6.60)	$ (16.88)